Income Taxes - Schedule of Deductible Temporary Difference of Deferred Tax Asset (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Tax losses (capital)	$ 1,356,000
Tax losses (non-capital)	8,833,000	$ 12,000,000	$ 15,300,000
Resources pools	30,599,000	$ 26,900,000	$ 23,800,000
Other	1,151,000
Within One Year [Member]
Statement Line Items [Line Items]
Tax losses (capital)
Tax losses (non-capital)
Resources pools
Other
One to Five Years [Member]
Statement Line Items [Line Items]
Tax losses (capital)
Tax losses (non-capital)
Resources pools
Other	63,000
After Five Years [Member]
Statement Line Items [Line Items]
Tax losses (capital)
Tax losses (non-capital)	8,833,000
Resources pools
Other	1,011,000
No Expiry Date [Member]
Statement Line Items [Line Items]
Tax losses (capital)	1,356,000
Tax losses (non-capital)
Resources pools	30,599,000
Other	$ 77,000